UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00781)

Exact name of registrant as specified in charter:	The Putnam Fund for Growth and Income

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2011

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments:

The Putnam Fund for Growth and Income

The fund's portfolio
7/31/11 (Unaudited)

COMMON STOCKS (98.5%)(a)
	Shares	Value

Aerospace and defense (3.9%)

Embraer SA ADR (Brazil)	551,700	$16,286,184

General Dynamics Corp.	279,400	19,038,316

Honeywell International, Inc.	861,400	45,740,340

L-3 Communications Holdings, Inc.(S)	179,900	14,233,688

Northrop Grumman Corp.(S)	618,700	37,437,537

Precision Castparts Corp.	78,600	12,684,468

Raytheon Co.	204,400	9,142,812

Safran SA (France)	482,807	19,974,842

United Technologies Corp.	128,200	10,620,088

		185,158,275
Airlines (0.5%)

Delta Air Lines, Inc.(NON)	1,541,000	12,158,490

United Continental Holdings, Inc.(NON)(S)	609,300	11,040,516

		23,199,006
Automobiles (0.4%)

Ford Motor Co.(NON)	292,500	3,571,425

General Motors Co.(NON)	642,700	17,789,936

		21,361,361
Beverages (0.6%)

Coca-Cola Co. (The)	108,600	7,385,886

Coca-Cola Enterprises, Inc.	743,200	20,891,352

		28,277,238
Biotechnology (0.4%)

Amgen, Inc.(NON)	315,600	17,263,320

		17,263,320
Building products (0.2%)

Owens Corning, Inc.(NON)(S)	213,100	7,582,098

		7,582,098
Capital markets (3.6%)

Bank of New York Mellon Corp. (The)	591,500	14,852,565

Goldman Sachs Group, Inc. (The)	476,893	64,366,248

KKR & Co. LP	590,877	8,656,348

Legg Mason, Inc.	308,100	9,064,302

Morgan Stanley	1,249,000	27,790,250

State Street Corp.	1,187,800	49,258,066

		173,987,779
Chemicals (2.4%)

Celanese Corp. Ser. A	153,500	8,462,455

CF Industries Holdings, Inc.	39,900	6,197,268

Dow Chemical Co. (The)	957,400	33,384,538

E.I. du Pont de Nemours & Co.	377,700	19,421,334

Huntsman Corp.	1,359,200	25,960,720

LyondellBasell Industries NV Class A (Netherlands)	493,200	19,461,672

		112,887,987
Commercial banks (5.1%)

Fifth Third Bancorp	1,600,200	20,242,530

First Horizon National Corp.	1,727,900	15,533,821

PNC Financial Services Group, Inc.	547,700	29,734,633

SunTrust Banks, Inc.	591,100	14,476,039

U.S. Bancorp	1,167,100	30,414,626

Wells Fargo & Co.	4,761,579	133,038,517

		243,440,166
Communications equipment (1.9%)

Cisco Systems, Inc.	4,165,057	66,515,960

Harris Corp.(S)	167,002	6,658,370

Juniper Networks, Inc.(NON)	317,700	7,431,003

Qualcomm, Inc.	228,400	12,511,752

		93,117,085
Computers and peripherals (2.6%)

Apple, Inc.(NON)	93,000	36,314,640

Hewlett-Packard Co.	1,734,300	60,977,988

SanDisk Corp.(NON)	356,900	15,178,957

Seagate Technology	705,600	9,800,784

		122,272,369
Construction and engineering (0.6%)

Fluor Corp.	157,000	9,974,210

KBR, Inc.	491,400	17,518,410

		27,492,620
Consumer finance (0.2%)

Discover Financial Services	386,900	9,908,509

		9,908,509
Diversified consumer services (0.2%)

Apollo Group, Inc. Class A(NON)	191,000	9,708,530

		9,708,530
Diversified financial services (6.5%)

Bank of America Corp.	9,791,594	95,076,378

Citigroup, Inc.	2,124,180	81,441,061

JPMorgan Chase & Co.	3,331,782	134,770,582

		311,288,021
Diversified telecommunication services (5.1%)

AT&T, Inc.	2,887,700	84,494,102

CenturyLink, Inc.	708,100	26,277,591

Verizon Communications, Inc.(S)	3,816,959	134,700,483

		245,472,176
Electric utilities (2.1%)

American Electric Power Co., Inc.	592,948	21,856,063

Edison International	613,300	23,348,331

Entergy Corp.	308,915	20,635,522

Great Plains Energy, Inc.(S)	811,841	16,374,833

PPL Corp.(S)	613,500	17,116,650

		99,331,399
Electrical equipment (0.8%)

Cooper Industries PLC	124,100	6,491,671

Emerson Electric Co.(S)	619,500	30,411,255

		36,902,926
Electronic equipment, instruments, and components (0.1%)

Yokogawa Electric Corp. (Japan)(NON)	654,221	5,797,755

		5,797,755
Energy equipment and services (2.8%)

Halliburton Co.	200,600	10,978,838

National Oilwell Varco, Inc.	453,300	36,522,381

Schlumberger, Ltd.	574,239	51,893,978

Transocean, Ltd. (Switzerland)(S)	379,500	23,362,020

Weatherford International, Ltd. (Switzerland)(NON)	437,895	9,598,658

		132,355,875
Food and staples retail (1.0%)

CVS Caremark Corp.	687,500	24,990,625

Wal-Mart Stores, Inc.(S)	457,700	24,125,367

		49,115,992
Health-care equipment and supplies (2.3%)

Baxter International, Inc.(S)	1,034,900	60,200,133

Boston Scientific Corp.(NON)(S)	1,516,087	10,855,183

Covidien PLC (Ireland)	522,872	26,556,669

Medtronic, Inc.	361,100	13,017,655

		110,629,640
Health-care providers and services (2.3%)

Aetna, Inc.	1,161,000	48,169,890

CIGNA Corp.	681,300	33,908,301

Lincare Holdings, Inc.(S)	307,300	7,863,807

WellPoint, Inc.	312,115	21,083,368

		111,025,366
Hotels, restaurants, and leisure (0.8%)

Carnival Corp.	313,000	10,422,900

McDonald's Corp.	116,800	10,100,864

Wyndham Worldwide Corp.	584,880	20,230,999

		40,754,763
Household durables (0.5%)

D.R. Horton, Inc.(S)	607,400	7,215,912

Newell Rubbermaid, Inc.	670,600	10,407,712

Toll Brothers, Inc.(NON)	240,100	4,792,396

		22,416,020
Household products (2.0%)

Colgate-Palmolive Co.(S)	115,200	9,720,576

Energizer Holdings, Inc.(NON)(S)	130,400	10,515,456

Kimberly-Clark Corp.	152,400	9,960,864

Procter & Gamble Co. (The)	1,072,400	65,941,876

		96,138,772
Independent power producers and energy traders (0.4%)

AES Corp. (The)(NON)	1,612,500	19,849,875

		19,849,875
Industrial conglomerates (3.8%)

General Electric Co.	7,458,720	133,585,675

Tyco International, Ltd.	1,114,542	49,363,065

		182,948,740
Insurance (6.6%)

ACE, Ltd.	533,100	35,707,038

Aflac, Inc.	877,700	40,426,862

Allstate Corp. (The)	1,502,600	41,652,072

Assured Guaranty, Ltd. (Bermuda)	1,539,480	21,783,642

Chubb Corp. (The)	551,375	34,449,910

Everest Re Group, Ltd.	187,620	15,407,354

Hartford Financial Services Group, Inc. (The)	1,295,000	30,328,900

Marsh & McLennan Cos., Inc.	470,100	13,863,249

MetLife, Inc.(S)	1,172,387	48,314,068

Prudential Financial, Inc.	317,900	18,654,372

XL Group PLC	802,600	16,469,352

		317,056,819
IT Services (0.6%)

IBM Corp.(S)	97,000	17,639,450

Unisys Corp.(NON)	587,812	12,208,855

		29,848,305
Leisure equipment and products (0.3%)

Hasbro, Inc.	356,800	14,115,008

		14,115,008
Machinery (2.4%)

Deere & Co.	168,700	13,244,637

Eaton Corp.	145,000	6,952,750

Illinois Tool Works, Inc.(S)	350,400	17,449,920

Ingersoll-Rand PLC	938,100	35,103,702

Lonking Holdings, Ltd. (China)(S)	7,626,000	3,874,617

Parker Hannifin Corp.	483,100	38,174,562

		114,800,188
Media (4.8%)

Comcast Corp. Class A	2,494,700	59,922,694

DIRECTV Class A(NON)	346,725	17,572,023

DISH Network Corp. Class A(NON)	672,600	19,929,138

Interpublic Group of Companies, Inc. (The)	1,426,900	13,997,889

News Corp. Class A	879,400	14,087,988

Time Warner Cable, Inc.(S)	225,080	16,500,615

Time Warner, Inc.	1,304,200	45,855,672

Viacom, Inc. Class B	344,800	16,695,216

Walt Disney Co. (The)(S)	619,200	23,913,504

		228,474,739
Metals and mining (1.5%)

Alcoa, Inc.(S)	311,600	4,589,868

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	666,538	35,299,852

Newmont Mining Corp.	137,100	7,624,131

Nucor Corp.	356,900	13,879,841

Steel Dynamics, Inc.(S)	589,600	9,209,552

		70,603,244
Multiline retail (0.5%)

Target Corp.	436,200	22,459,938

		22,459,938
Multi-utilities (1.2%)

Ameren Corp.	865,000	24,929,300

CMS Energy Corp.	403,800	7,728,732

PG&E Corp.	614,400	25,454,592

		58,112,624
Oil, gas, and consumable fuels (12.3%)

Apache Corp.	467,522	57,841,822

BP PLC ADR (United Kingdom)	430,368	19,555,922

Chevron Corp.	1,139,500	118,530,791

ConocoPhillips	432,300	31,121,277

CONSOL Energy, Inc.	368,600	19,756,960

Exxon Mobil Corp.	1,277,192	101,907,150

Hess Corp.	271,100	18,586,616

Newfield Exploration Co.(NON)	345,300	23,280,126

Nexen, Inc. (Canada)(S)	666,000	15,517,800

Noble Energy, Inc.	381,100	37,988,048

Nordic American Tanker Shipping (Norway)(S)	179,100	3,667,968

Occidental Petroleum Corp.	706,414	69,355,727

Petroleo Brasileiro SA ADR (Brazil)(S)	430,900	14,637,673

Royal Dutch Shell PLC ADR (United Kingdom)(S)	272,101	20,015,750

Sunoco, Inc.	502,900	20,442,885

Total SA ADR (France)(S)	315,400	17,053,678

		589,260,193
Paper and forest products (0.4%)

International Paper Co.	567,200	16,845,840

		16,845,840
Personal products (0.1%)

Avon Products, Inc.(S)	276,200	7,244,726

		7,244,726
Pharmaceuticals (6.9%)

Abbott Laboratories	325,600	16,709,792

Johnson & Johnson	1,473,900	95,493,981

Merck & Co., Inc.	2,413,891	82,386,100

Pfizer, Inc.	6,329,545	121,780,446

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	264,700	12,345,608

		328,715,927
Real estate investment trusts (REITs) (0.4%)

Chimera Investment Corp.(S)	2,049,600	6,312,768

CreXus Investment Corp.	458,800	4,821,988

MFA Financial, Inc.	949,800	7,114,002

		18,248,758
Semiconductors and semiconductor equipment (2.3%)

Advanced Micro Devices, Inc.(NON)(S)	1,466,700	10,765,578

First Solar, Inc.(NON)(S)	103,800	12,272,274

Intel Corp.	1,050,500	23,457,665

KLA-Tencor Corp.(S)	364,200	14,502,444

Lam Research Corp.(NON)	495,900	20,272,392

Marvell Technology Group, Ltd.(NON)	722,500	10,707,450

MEMC Electronic Materials, Inc.(NON)(S)	968,600	7,187,012

Texas Instruments, Inc.	394,000	11,721,500

		110,886,315
Software (0.7%)

Microsoft Corp.	619,300	16,968,820

Oracle Corp.	604,400	18,482,552

		35,451,372
Specialty retail (2.1%)

American Eagle Outfitters, Inc.(S)	787,300	10,345,122

Bed Bath & Beyond, Inc.(NON)	137,500	8,042,375

Best Buy Co., Inc.(S)	790,400	21,815,040

Lowe's Cos., Inc.	1,658,500	35,790,430

Office Depot, Inc.(NON)(S)	3,082,700	11,652,606

OfficeMax, Inc.(NON)(S)	638,600	4,521,288

Staples, Inc.	509,100	8,176,146

		100,343,007
Textiles, apparel, and luxury goods (0.3%)

Hanesbrands, Inc.(NON)(S)	398,900	12,170,439

		12,170,439
Tobacco (1.6%)

Altria Group, Inc.	381,200	10,025,560

Lorillard, Inc.	178,400	18,949,648

Philip Morris International, Inc.	657,400	46,787,158

		75,762,366
Wireless telecommunication services (0.4%)

Vodafone Group PLC ADR (United Kingdom)	748,800	21,041,280

		21,041,280

Total common stocks (cost $4,275,630,771)		$4,711,124,751

CONVERTIBLE BONDS AND NOTES (0.3%)(a)
	Principal amount	Value

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016	$6,750,000	$10,555,313

Novellus Systems, Inc. 144A cv. sr. notes 2 5/8s, 2041	3,528,000	3,374,532

Total convertible bonds and notes (cost $10,289,446)		$13,929,845

SHORT-TERM INVESTMENTS (8.5%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.17%(d)	335,087,063	$335,087,063

Putnam Money Market Liquidity Fund 0.05%(e)	72,260,319	72,260,319

Total short-term investments (cost $407,347,382)		$407,347,382

TOTAL INVESTMENTS

Total investments (cost $4,693,267,599)(b)		$5,132,401,978

Key to holding's abbreviations
ADR	American Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2010 through July 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $4,784,849,232.
(b)	The aggregate identified cost on a tax basis is $4,824,393,903, resulting in gross unrealized appreciation and depreciation of $586,970,363 and $278,962,288, respectively, or net unrealized appreciation of $308,008,075.
(NON)	Non-income-producing security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $326,811,414. The fund received cash collateral of $335,087,063 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $50,771 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $699,653,729 and $690,811,050, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$471,803,805	$—	$—
Consumer staples	256,539,094	—	—
Energy	721,616,068	—	—
Financials	1,073,930,052	—	—
Health care	567,634,253	—	—
Industrials	558,109,011	19,974,842	—
Information technology	397,373,201	—	—
Materials	200,337,071	—	—
Telecommunication services	266,513,456	—	—
Utilities	177,293,898	—	—
Total common stocks	4,691,149,909	19,974,842	—
Convertible bonds and notes	—	13,929,845	$—
Short-term investments	72,260,319	335,087,063	—

Totals by level	$4,763,410,228	$368,991,750	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Putnam Fund for Growth and Income

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 29, 2011